Post-employment Benefits (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	R$ (28,169)
Estimated cost of interest	683,706
Expected return on plan assets	(685,596)
Costs (income or loss)	(30,059)
Plan III [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	(1,346)
Estimated cost of interest	465,275
Expected return on plan assets	(465,632)
Costs (income or loss)	(1,703)
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	7,636
Estimated cost of interest	148,020
Expected return on plan assets	(21,273)
Costs (income or loss)	R$ 134,383